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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

     Travelers Timed Growth and Income Stock Account For Variable Annuities

         Travelers Timed Short Term Bond Account For Variable Annuities

         Travelers Timed Aggressive Stock Account for Variable Annuities
               (Exact name of registrant as specified in charter)

                        One Cityplace, Hartford, CT 06103
              (Address of principal executive offices)   (Zip code)

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:

                                 (860) 308-6202

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.     REPORT(S) TO STOCKHOLDERS.
            The Annual Report to stockholders is filed herewith.

UNIVERSAL ANNUITY

ANNUAL REPORTS          [GRAPHIC OMITTED]
DECEMBER 31, 2003

                        THE TRAVELERS TIMED GROWTH AND INCOME
                        STOCK ACCOUNT FOR VARIABLE ANNUITIES

                        THE TRAVELERS TIMED SHORT-TERM
                        BOND ACCOUNT FOR VARIABLE ANNUITIES

                        THE TRAVELERS TIMED AGGRESSIVE
                        STOCK ACCOUNT FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                              The  Travelers   Investment   Management   Company
                              ("TIMCO")  provides equity management and advisory
                              services  for  the  following   Travelers  Life  &
[LOGO OF TIMCO]               Annuity  Variable   Products   Separate   Accounts
A member of citigroup[LOGO]   ("Accounts")   contained  in  this   report:   The
                              Travelers  Timed Growth and Income  Stock  Account
                              for  Variable   Annuities,   The  Travelers  Timed
                              Short-Term Bond Account for Variable Annuities and
                              The Travelers Timed  Aggressive  Stock Account for
                              Variable Annuities.

                                TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------

THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
FOR VARIABLE ANNUITIES........................................................ 1

THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES............13

THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES...........20

BOARD OF MANAGERS AND OFFICERS................................................32

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS:
  Investment securities, at fair value (cost $58,795,663) .......    $66,846,375
  Cash ..........................................................             84
  Receivables:
    Dividends ...................................................         85,833
    Investment securities sold ..................................        374,692
    Purchase payments and transfers from other funding options ..         14,993
    Variation on futures margin .................................          8,700
  Other assets ..................................................          8,832
                                                                     -----------

      Total Assets ..............................................     67,339,509
                                                                     -----------

LIABILITIES:

  Payables:
    Contract surrenders and transfers to other funding options ..         82,935
    Investment management and advisory fees .....................          3,206
    Asset allocation fees .......................................         12,396
    Insurance charges ...........................................         12,396
  Accrued liabilities ...........................................         75,079
                                                                     -----------

      Total Liabilities .........................................        186,012
                                                                     -----------

NET ASSETS:
  (Applicable to 17,590,419 units outstanding at $3.818 per unit)    $67,153,497
                                                                     ===========


                        See Notes to Financial Statements

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Dividends .......................................................    $   1,486,195
  Interest ........................................................          125,113
                                                                       -------------
    Total income ..................................................                      $  1,611,308

EXPENSES:
  Asset allocation fees ...........................................        1,206,119
  Investment management and advisory fees .........................          311,951
  Insurance charges ...............................................        1,206,119
                                                                       -------------

    Total expenses ................................................                         2,724,189
                                                                                         ------------

      Net investment income (loss) ................................                        (1,112,881)
                                                                                         ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................      122,890,787
    Cost of investment securities sold ............................      128,804,484
                                                                       -------------

      Net realized gain (loss) ....................................                        (5,913,697)

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at December 31, 2003 .....................        8,050,712
  Unrealized gain (loss) at December 31, 2002 .....................      (16,535,475)
                                                                       -------------

    Net change in unrealized gain (loss) for the year .............                        24,586,187
                                                                                         ------------

      Net realized gain (loss) and change in unrealized gain (loss)                        18,672,490
                                                                                         ------------

Net increase (decrease) in net assets resulting from operations ...                      $ 17,559,609
                                                                                         ============


                        See Notes to Financial Statements

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                   2003              2002
                                                                                   ----              ----
OPERATIONS:
  Net investment income (loss) ...........................................    $  (1,112,881)    $  (1,472,881)
  Net realized gain (loss) from investment security transactions .........       (5,913,697)      (18,731,480)
  Net change in unrealized gain (loss) on investment securities ..........       24,586,187        (2,998,892)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from operations ......       17,559,609       (23,203,253)
                                                                              -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 3,041,739 and 3,211,461 units, respectively) ..........       10,012,188        11,002,477
  Participant transfers from other funding options
    (applicable to 1,024,337 and 1,058,672 units, respectively) ..........        3,286,972         3,589,480
  Asset allocation transfers from other allocation options
    (applicable to 21,101,292 units) .....................................               --        67,310,613
  Administrative charges
    (applicable to 43,456 and 54,007 units, respectively) ................         (152,490)         (170,811)
  Contract surrenders
    (applicable to 4,020,758 and 4,126,301 units, respectively) ..........      (13,376,018)      (14,166,771)
  Participant transfers to other funding options
    (applicable to 1,458,022 and 2,489,389 units, respectively) ..........       (4,724,746)       (8,319,388)
  Asset allocation transfers to other allocation options
    (applicable to 19,984,976 and 18,259,960 units, respectively) ........      (64,754,479)      (67,873,394)
  Other payments to participants
    (applicable to 130,461 and 97,810 units, respectively) ...............         (429,003)         (358,905)
                                                                              -------------     -------------

    Net increase (decrease) in net assets resulting from unit transactions      (70,137,576)       (8,986,699)
                                                                              -------------     -------------

      Net increase (decrease) in net assets ..............................      (52,577,967)      (32,189,952)

NET ASSETS:
  Beginning of year ......................................................      119,731,464       151,921,416
                                                                              -------------     -------------

  End of year ............................................................    $  67,153,497     $ 119,731,464
                                                                              =============     =============


                        See Notes to Financial Statements

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Timed Growth and Income Stock Account for Variable Annuities ("Account TGIS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      The following is a summary of significant accounting policies consistently followed by Account TGIS in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

      OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS in 2003.

      REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS in 2003.

      FEDERAL INCOME TAXES. The operations of Account TGIS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under the existing federal income tax law no taxes are payable on the investment income and capital gains of Account TGIS. Account TGIS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $57,647,070 and $99,214,350, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $3,082,680 and $5,300,000, respectively, for the year ended December 31, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At December 31, 2003, Account TGIS held 12 open S&P 500 Stock Index futures contracts expiring in March, 2004. The underlying face value, or notional value, of these contracts at December 31, amounted to $3,331,800. In connection with these contracts, short-term investments with a par value of $700,000 had been pledged as margin deposits.

      Net realized gains (losses) resulting from futures contracts were ($393,298) and ($1,286,371) for the years ended December 31, 2003 and 2002 respectively.  These gains  (losses) are included in the net realized gain
      (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2003 is shown on the Statement of Assets and Liabilities as a receivable for variation on futures margin.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TGIS's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

      An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TGIS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TGIS.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $125,854 and $91,610 for the years ended December 31, 2003 and 2002, respectively.

4.    SUPPLEMENTARY INFORMATION
      (SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH YEAR.)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                   ------------------------------------------------------------
                                                                     2003         2002         2001         2000         1999
                                                                     ----         ----         ----         ----         ----
SELECTED PER UNIT DATA:
    Total investment income ....................................   $   .056     $   .052     $   .064     $   .094     $   .076
    Operating expenses .........................................       .094         .097         .117         .145         .136
                                                                   --------     --------     --------     --------     --------

    Net investment income (loss) ...............................      (.038)       (.045)       (.053)       (.051)       (.060)

    Unit value at beginning of year ............................      3.057        3.914        4.679        5.394        4.468
    Net realized and change in unrealized gains (losses) .......       .799        (.812)       (.712)       (.664)        .986
                                                                   --------     --------     --------     --------     --------

    Unit value at end of year ..................................   $  3.818     $  3.057     $  3.914     $  4.679     $  5.394
                                                                   ========     ========     ========     ========     ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................   $    .76     $   (.86)    $   (.77)    $   (.72)    $    .93
    Ratio of operating expenses to average net assets* .........       2.82%        2.82%        2.82%        2.82%        2.82%
    Ratio of net investment income (loss) to average net assets*      (1.14)%      (1.27)%      (1.30)%       (.98)%      (1.25)%
    Number of units outstanding at end of year (thousands) .....     17,590       39,162       38,818       27,691       26,010
    Portfolio turnover rate ....................................         68%          84%          59%          59%          51%

*     Annualized

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                        NO. OF               FAIR
                                        SHARES              VALUE
                                      -----------     -----------------
COMMON STOCK (94.4%)

AEROSPACE (0.5%)
  Boeing Co.                                7,534     $         317,483
                                                      -----------------

AUTOMOTIVE (1.8%)
  Dana Corp.                                1,668                30,608
  Eaton Corp.                                 627                67,703
  Ford Motor Co.                           12,619               201,904
  General Motors Corp.                      8,222               439,055
  Gentex Corp.                              1,506                66,490
  Harley-Davidson                           6,144               292,024
  Johnson Controls, Inc.                      685                79,542
                                                      -----------------
                                                              1,177,326
                                                      -----------------
BANKING (8.5%)
  Bank of America Corp.                    12,044               968,699
  BANK ONE Corp.                            4,107               187,238
  BB&T Corp.                                4,436               171,407
  Capital One Financial Corp.               1,911               117,125
  First Tennessee National                     25                 1,103
  FleetBoston Financial                     7,364               321,439
  HSBC Holdings ADS                         3,156               248,756
  J.P. Morgan Chase & Co.                  14,727               540,923
  KeyCorp                                   2,704                79,281
  Marshall & Ilsley Corp.                   2,322                88,816
  MBNA Corp.                               14,032               348,695
  National City Corp.                       8,419               285,741
  PNC Financial Services Group              3,891               212,954
  Regions Financial Corp.                   3,721               138,421
  SunTrust Banks                              903                64,565
  U. S. Bancorp                             6,495               193,421
  United Bankshares, Inc.                   1,577                49,116
  Wachovia Corp.                           13,410               624,772
  Washington  Mutual, Inc.                  6,485               260,178
  Wells Fargo & Co.                        12,998               765,452
                                                      -----------------
                                                              5,668,102
                                                      -----------------
BEVERAGE (2.9%)
  Anheuser-Busch Cos.                       7,162               377,294
  Coca-Cola Co.                            15,131               767,898
  Coca-Cola Enterprises Inc.                8,328               182,133
  PepsiCo, Inc.                            12,377               577,016
                                                      -----------------
                                                              1,904,341
                                                      -----------------

BROKERAGE (2.4%)
  Bear Stearns Cos.                         1,501               120,005
  Charles Schwab Corp.                     14,702               174,072
  Goldman Sachs Group, Inc.                 3,791               374,285
  Lehman Brothers Holding, Inc.             2,045               157,915
  Merrill Lynch & Co.                       4,832               283,397
  Morgan Stanley                            8,447               488,828
                                                      -----------------
                                                              1,598,502
                                                      -----------------
BUILDING MATERIALS (0.2%)
  Masco Corp.                               4,580               125,538
                                                      -----------------

CAPITAL GOODS (0.2%)
  Deere & Co.                               1,708               111,105
  Nucor Corp.                                 815                45,640
                                                      -----------------
                                                                156,745
                                                      -----------------
CHEMICALS (1.4%)
  Dow Chemical Co.                          7,132               296,477
  E.I. duPont de Nemours & Co.              2,672               122,618
  Ecolab Inc.                               4,594               125,738
  Monsanto Co.                              8,994               258,847
  Mylan Labs                                6,101               154,111
                                                      -----------------
                                                                957,791
                                                      -----------------
CONGLOMERATES (5.2%)
  Crane Co.                                 3,597               110,572
  Emerson Electric Co.                      3,731               241,582
  General Electric Co.                     61,599             1,908,337
  Honeywell International, Inc.             9,383               313,674
  3M Co.                                    3,013               256,195
  Tyco International Ltd.                  12,866               340,949
  United Technologies Corp.                 2,996               283,931
                                                      -----------------
                                                              3,455,240
                                                      -----------------
CONSTRUCTION MACHINERY (0.4%)
  Ingersoll-Rand Co.                        3,539               240,227
                                                      -----------------

CONSUMER (3.2%)
  Avery Dennison Corp.                      1,613                90,360
  Ball Corp.                                1,386                82,564
  Black & Decker Corp.                      1,793                88,431
  Colgate-Palmolive Co.                     5,809               290,740
  Furniture Brands International            3,193                93,651
  Hasbro Inc.                               9,028               192,116
  Kimberly Clark Corp.                      3,100               183,179
  Newell Rubbermaid Inc.                    3,735                85,046
  Procter & Gamble Co.                      8,019               800,938
  Reebok International                      1,012                39,792
  Sealed Air  (A)                           3,456               187,108
                                                      -----------------
                                                              2,133,925
                                                      -----------------

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                        NO. OF               FAIR
                                        SHARES              VALUE
                                      -----------     -----------------
DEFENSE (0.7%)
  Lockheed Martin Corp.                     3,825     $         196,605
  Northrop Grumman Corp.                      267                25,525
  Raytheon Co.                              7,969               239,389
                                                      -----------------
                                                                461,519
                                                      -----------------
ENTERTAINMENT (1.6%)
  Electronic Arts (A)                       5,084               243,041
  Fox Entertainment Group (A)               7,229               210,725
  Viacom, Inc.                             11,806               523,950
  Walt Disney Co.                           4,148                96,773
                                                      -----------------
                                                              1,074,489
                                                      -----------------
FINANCE (2.5%)
  American Express Co.                     11,209               540,610
  American Financial Group                  6,061               160,374
  Annaly Mortgage Management                2,554                46,994
  Countrywide Financial                     4,926               373,637
  Mellon Financial                          2,546                81,752
  Principal Financial Group                 6,313               208,771
  Providian Financial (A)                   7,878                91,700
  Total System Services                     4,286               133,423
                                                      -----------------
                                                              1,637,261
                                                      -----------------
FOOD (2.0%)
  Archer-Daniels-Midland Co.                4,825                73,437
  Darden Restaurants                        9,999               210,379
  Del Monte Foods (A)                      10,416               108,326
  General Mills                             1,343                60,838
  Hershey Foods Corp.                       1,337               102,936
  Hormel Foods                              2,178                56,214
  International Flavors & Fragrances        3,749               130,915
  Kellogg Co.                               4,526               172,350
  McDonald's Corp.                         11,041               274,148
  Sysco Corp.                               3,607               134,289
                                                      -----------------
                                                              1,323,832
                                                      -----------------
HEALTHCARE (2.4%)
  Abbott Laboratories                       5,416               252,386
  Aetna Inc.                                3,259               220,243
  Anthem Inc. (A)                             740                55,500
  Apogent Technologies (A)                  6,921               159,460
  Becton, Dickinson                         5,569               229,109
  Guidant Corp.                             4,468               268,974
  Medco Health Solutions (A)                1,736                59,007
  St. Jude Medical (A)                      1,057                64,847
  UnitedHealth Group, Inc.                  3,875               225,447
  Wellpoint Health Networks (A)               890                86,321
                                                      -----------------
                                                              1,621,294
                                                      -----------------
HOME CONSTRUCTION (0.1%)
  K. B. HOME                                  576                41,772
  Pulte Homes                                 560                52,427
                                                      -----------------
                                                                 94,199
                                                      -----------------
INDEPENDENT ENERGY (0.7%)
  Burlington Resources                      2,690               148,972
  Devon Energy                              1,007                57,661
  Entergy Corp.                             5,044               288,164
                                                      -----------------
                                                                494,797
                                                      -----------------
INSURANCE (5.7%)
  Ace Limited                               1,818                75,302
  AFLAC Inc.                                3,293               119,141
  Allstate Corp.                            9,133               392,902
  Ambac Financial Group                     3,551               246,404
  American International Group             16,206             1,074,134
  Aon Corp.                                 3,189                76,345
  Chubb Corp.                               4,091               278,597
  Fidelity National Financial               2,432                94,313
  Hartford Financial Services Group           702                41,439
  Jefferson-Pilot Corp.                     2,686               136,046
  Lincoln National Corp.                    1,203                48,565
  Marsh & McLennan Co.                      5,963               285,568
  MBIA Inc.                                 5,404               320,079
  MGIC Investment Corp.                     2,281               129,880
  PMI Group                                 3,112               115,860
  Progressive Corp.                           504                42,129
  Prudential Financial                      3,689               154,090
  SAFECO Corp.                                823                32,056
  St. Paul Co.                              2,917               115,659
                                                      -----------------
                                                              3,778,509
                                                      -----------------
INTEGRATED ENERGY (3.6%)
  Anadarko Petroleum                        1,831                93,399
  ChevronTexaco Corp.                       4,717               407,502
  ConocoPhillips                            4,302               282,082
  Exxon Mobil Corp.                        36,943             1,514,663
  Occidental Petroleum                      2,425               102,432
                                                      -----------------
                                                              2,400,078
                                                      -----------------
LODGING (0.5%)
  Marriott International                    5,967               275,675
  Starwood Hotels & Resorts                 1,093                39,315
                                                      -----------------
                                                                314,990
                                                      -----------------

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                         NO. OF              FAIR
                                         SHARES             VALUE
                                       ----------     -----------------
MEDIA (1.8%)
  Comcast Corp. (Class A) (A)               3,926     $         128,989
  Comcast Corp. (Class A - Special) (A)    13,896               434,458
  Scholastic Corp. (A)                      3,349               113,715
  Time Warner Inc. (A)                     20,175               362,948
  Tribune Co.                               3,163               163,211
                                                      -----------------
                                                              1,203,321
                                                      -----------------
METALS (1.0%)
  Alcoa, Inc.                              13,533               514,254
  Pactiv Corp. (A)                          6,376               152,386
                                                      -----------------
                                                                666,640
                                                      -----------------
NATURAL GAS DISTRIBUTORS (0.2%)
  National Fuel Gas                         5,898               144,147
                                                      -----------------

OIL FIELD (0.5%)
  Baker Hughes, Inc.                        1,146                36,855
  Halliburton Co.                           2,548                66,248
  Schlumberger Ltd.                         3,179               173,955
  Transocean, Inc. (A)                      2,752                66,076
                                                      -----------------
                                                                343,134
                                                      -----------------
PAPER (0.2%)
  Georgia-Pacific Corp.                     2,296                70,418
  Weyerhaeuser Co.                          1,295                82,880
                                                      -----------------
                                                                153,298
                                                      -----------------
PHARMACEUTICALS (8.0%)
  AmerisourceBergen Corp.                   3,157               177,266
  Amgen, Inc. (A)                          10,167               628,321
  Bristol-Myers Squibb Co.                  6,558               187,559
  Cephalon Inc. (A)                         1,252                60,409
  Chiron Corp. (A)                            359                20,411
  Eli Lilly & Co.                           5,491               386,182
  Johnson & Johnson                        18,940               978,440
  MedImmune Inc. (A)                        4,677               118,889
  Merck & Co., Inc.                        14,402               665,372
  Pfizer, Inc.                             48,457             1,711,986
  Schering-Plough Corp.                     5,528                96,132
  Wyeth                                     6,997               297,023
                                                      -----------------
                                                              5,327,990
                                                      -----------------
REFINING (0.2%)
  Newmont Mining Corp.                      2,525               122,740
                                                      -----------------

RETAILERS (7.4%)
  AutoZone, Inc. (A)                        1,667               142,045
  Best Buy                                  3,988               208,333
  Big Lots (A)                             11,868               168,644
  Costco Wholesale (A)                      2,815               104,746
  CVS Corp.                                 2,920               105,470
  Dollar General                           12,622               264,936
  Dollar Tree Stores (A)                    2,539                76,183
  Federated Department Stores, Inc.         1,614                76,068
  Gap Inc.                                  4,332               100,546
  Home Depot, Inc.                         19,009               674,629
  J.C. Penney                               2,357                61,942
  Jones Apparel Group                         909                32,024
  Liz Claiborne Inc.                        6,086               215,810
  Lowe's Cos.                               7,096               393,047
  PETsMART Inc.                             6,728               159,958
  Pier 1 Imports                            4,697               102,676
  Staples Inc. (A)                         12,929               352,897
  Target Corp.                              5,071               194,726
  Toys R Us (A)                             9,263               117,084
  Wal-Mart Stores                          26,774             1,420,361
                                                      -----------------
                                                              4,972,125
                                                      -----------------
SERVICES (3.1%)
  AutoNation Inc. (A)                       1,951                35,840
  Biogen Inc. (A)                           4,041               148,648
  Boston Scientific Corp. (A)              10,568               388,480
  Cendant Corp. (A)                         6,722               149,699
  eBay, Inc.                                5,947               384,265
  KLA-Tencor Corp. (A)                      3,872               227,228
  Lincare Holdings, Inc. (A)                5,085               152,982
  Medtronic, Inc.                           5,572               270,855
  Paychex Inc.                                680                25,299
  Weight Watchers International (A)         2,215                84,990
  Yahoo Inc. (A)                            4,686               211,690
                                                      -----------------
                                                              2,079,976
                                                      -----------------

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                         NO. OF             FAIR
                                         SHARES             VALUE
                                       ----------    ------------------
TECHNOLOGY (16.6%)
  American Tower Corp. (A)                 15,101    $          163,393
  Analog Devices, Inc.                      6,766               308,868
  Autodesk                                  6,707               164,556
  Avnet Inc. (A)                            4,997               108,235
  BMC Software Inc. (A)                     4,538                84,634
  Cisco Systems, Inc. (A)                  51,857             1,260,125
  Computer Associates International         9,521               260,304
  Comverse Technology (A)                  10,656               187,492
  Cooper Industries Ltd.                    1,121                64,940
  Corning Inc. (A)                          8,675                90,480
  Dell Inc. (A)                            11,785               400,101
  EMC Corp. (A)                             8,118               104,885
  Hewlett Packard Co.                      18,844               432,847
  Ingram Micro Inc. (A)                     9,856               156,710
  Intel Corp.                              35,653             1,142,857
  International Business Machines Corp.    10,047               931,156
  Intuit Inc. (A)                           1,317                69,722
  ITT Industries                            2,100               155,841
  L-3 Communications Holdings Inc. (A)        831                42,680
  Lam Research (A)                          2,891                93,278
  Mattel, Inc.                              2,684                51,721
  Maxim Integrated Products                 2,236               111,297
  McDATA Corp. (A)                         16,412               156,899
  Mettler-Toledo International (A)            951                40,142
  Micron Technology, Inc. (A)               4,830                65,060
  Microsoft                                67,006             1,843,670
  National Instruments Corp.                1,305                59,260
  Nvidia Corp. (A)                          7,609               177,138
  Oracle Corp. (A)                         29,311               387,052
  Pentair, Inc. (A)                         3,382               154,557
  QUALCOMM, Inc.                            6,670               359,513
  Scientific-Atlanta, Inc.                  6,453               176,167
  Teleflex Inc.                             2,233               107,921
  Teradyne Inc. (A)                         9,818               249,868
  Texas Instruments, Inc.                  15,684               460,796
  Thomas & Betts Corp.                      3,602                82,450
  VERITAS Software Corp. (A)                7,023               260,904
  Xerox Corp. (A)                           8,310               114,678
                                                      -----------------
                                                             11,082,197
                                                      -----------------
TELECOMMUNICATIONS (2.8%)
  ALLTEL Corp.                              1,916                89,247
  AT&T Wireless Services (A)               29,359               234,578
  BellSouth Corp.                           5,545               156,924
  CenturyTel, Inc.                          7,112               231,993
  Citizens Communications (A)              14,655               182,015
  NEXTEL Communications (A)                 6,240               174,845
  SBC Communications, Inc.                 11,878               309,659
  Sprint Corp. - PCS Group                  2,342                38,456
  Verizon Communications                   12,668               444,393
                                                      -----------------
                                                              1,862,110
                                                      -----------------
TEXTILE (0.1%)
  NIKE, Inc.                                1,435                98,240
                                                      -----------------
TOBACCO (1.5%)
  Altria Group                             12,494               679,923
  Fortune Brands                            4,818               344,439
                                                      -----------------
                                                              1,024,362
                                                      -----------------
TRANSPORTATION SERVICES (0.9%)
  PACCAR Inc.                               1,019                86,768
  United Parcel                             6,928               516,482
                                                      -----------------
                                                                603,250
                                                      -----------------
U.S. AGENCY (1.1%)
  Federal Association National Mortgage     5,243               393,540
  Federal Home Loan Mortgage Corp.          4,659               271,713
  SLM Corp.                                 2,707               102,000
                                                      -----------------
                                                                767,253
                                                      -----------------
UTILITIES (2.5%)
  Alliant Energy Corp.                      6,338               157,816
  Ameren Corp.                              4,420               203,320
  CMS Energy Corp. (A)                      6,531                55,644
  Constellation Energy Group                5,136               201,126
  Duke Energy                              13,393               273,887
  Edison International (A)                  6,069               133,093
  Exelon Corp.                              5,479               363,586
  Public Service Enterprise                 4,543               198,983
  Southern Co.                              3,564               107,811
                                                      -----------------
                                                              1,695,266
                                                      -----------------

TOTAL COMMON STOCKS
  (COST $55,031,643)                                         63,082,237
                                                      -----------------

               THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                       PRINCIPAL            FAIR
                                         AMOUNT             VALUE
                                       ---------      -----------------
SHORT-TERM INVESTMENTS (5.6%)
COMMERCIAL PAPER (4.6%)
  General Electric Capital Corp.,
   1.09% due January 8, 2004          $ 1,132,000     $       1,131,739
  UBS Financial Inc.,
   0.95% due January 2, 2004            1,933,000             1,932,949
                                                      -----------------
                                                              3,064,688
                                                      -----------------
U.S. TREASURY (1.0%)
  United States of America Treasury,
   1.03% due February 5, 2004 (B)         700,000               699,450
                                                      -----------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $3,764,020)                               3,764,138
                                                      -----------------

                                        NOTIONAL
                                         VALUE
                                        --------
FUTURES CONTRACTS (0.0%)
  S&P 500 Stock Index,
   Exp. March, 2004 (C)               $ 3,331,800                    --
                                                      -----------------

TOTAL INVESTMENTS (100%)
  (COST $58,795,663) (D)                              $      66,846,375
                                                      =================

NOTES

(A)   Non-income Producing Security.

(B) Par value of $700,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TGIS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TGIS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2003, net unrealized appreciation for all securities was $8,050,712. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $8,806,010 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $755,298.

                        See Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

The Board of Managers and the Owners of Variable Annuity Contracts of
The Travelers Timed Growth and Income Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Timed Growth and Income Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Timed Growth and Income Stock Account for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                        /s/ KPMG LLP

Hartford, Connecticut
February 17, 2004

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS:
  Investment securities, at fair value (cost $136,532,654) ......    $136,531,260
  Cash ..........................................................             223
  Receivables:
    Interest ....................................................          26,223
    Purchase payments and transfers from other funding options ..          70,568
  Other assets ..................................................              39
                                                                     ------------

      Total Assets ..............................................     136,628,313
                                                                     ------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other funding options ..         121,843
    Investment management and advisory fees .....................           6,032
    Asset allocation fees .......................................          23,322
    Insurance charges ...........................................          23,322
  Accrued liabilities ...........................................              64
                                                                     ------------

      Total Liabilities .........................................         174,583
                                                                     ------------

NET ASSETS:
  (Applicable to 90,497,808 units outstanding at $1.508 per unit)    $136,453,730
                                                                     ============


                        See Notes to Financial Statements

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Interest ........................................................                     $    855,279

EXPENSES:
  Asset allocation fees ...........................................    $    937,193
  Investment management and advisory fees .........................         242,396
  Insurance charges ...............................................         937,193
                                                                       ------------

    Total expenses ................................................                        2,116,782
                                                                                        ------------

      Net investment income (loss) ................................                       (1,261,503)
                                                                                        ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................      12,293,707
    Cost of investment securities sold ............................      12,293,701
                                                                       ------------

      Net realized gain (loss) ....................................                                6

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at December 31, 2003 .....................          (1,394)
  Unrealized gain (loss) at December 31, 2002 .....................          (1,035)
                                                                       ------------

    Net change in unrealized gain (loss) for the year .............                             (359)
                                                                                        ------------

      Net realized gain (loss) and change in unrealized gain (loss)                             (353)
                                                                                        ------------

Net increase (decrease) in net assets resulting from operations ...                     $ (1,261,856)
                                                                                        ============


                        See Notes to Financial Statements

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                 2003              2002
                                                                                 ----              ----
OPERATIONS:
  Net investment income (loss) .........................................    $  (1,261,503)    $    (626,667)
  Net realized gain (loss) from investment security transactions .......                6               453
  Net change in unrealized gain (loss) on investment securities ........             (359)          (10,805)
                                                                            -------------     -------------

    Net increase (decrease) in net assets resulting from operations ....       (1,261,856)         (637,019)
                                                                            -------------     -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 6,680,244 and 3,851,544 units, respectively) ........       10,145,059         5,939,231
  Participant transfers from other funding options
    (applicable to 2,032,094 and 1,526,106 units, respectively) ........        3,090,492         2,353,210
  Asset allocation transfers from other allocation options
    (applicable to 69,678,427 and 67,024,568 units, respectively) ......      105,792,106       103,493,392
  Administrative charges
    (applicable to 131,318 and 98,988 units, respectively) .............         (198,663)         (152,446)
  Contract surrenders
    (applicable to 6,479,534 and 4,617,462 units, respectively) ........       (9,837,154)       (7,119,854)
  Participant transfers to other funding options
    (applicable to 2,110,742 and 2,847,429 units, respectively) ........       (3,213,043)       (4,389,698)
  Asset allocation transfers to other allocation options
    (applicable to 67,100,272 units ) ..................................               --      (103,335,313)
  Other payments to participants
    (applicable to 139,248 and 153,923 units, respectively) ............         (211,691)         (237,469)
                                                                            -------------     -------------

  Net increase (decrease) in net assets resulting from unit transactions      105,567,106        (3,448,947)
                                                                            -------------     -------------

    Net increase (decrease) in net assets ..............................      104,305,250        (4,085,966)

NET ASSETS:
  Beginning of year ....................................................       32,148,480        36,234,446
                                                                            -------------     -------------

  End of year ..........................................................    $ 136,453,730     $  32,148,480
                                                                            =============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Timed Short-Term Bond Account for Variable Annuities ("Account TSB") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

The following is a summary of significant accounting policies consistently followed by Account TSB in the preparation of its financial statements.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such
exchanges;   securities  traded  on  the  over-the-counter   market  and  listed
securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB in 2003.

FEDERAL INCOME TAXES. The operations of Account TSB form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TSB. Account TSB is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      Realized gains and losses from investment security transactions are reported on an identified cost basis.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.3233% of Account TSB's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

      An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TSB is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provides asset allocation services to participants in Account TSB.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $102,800 and $43,550 for the years ended December 31, 2003 and 2002, respectively.

4.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each year.)

                                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                     --------------------------------------------------------------
                                                                        2003          2002          2001         2000         1999
                                                                        ----          ----          ----         ----         ----
SELECTED PER UNIT DATA:
    Total investment income .....................................    $   .018      $   .028      $   .065     $   .096     $   .076
    Operating expenses ..........................................        .043          .044          .044         .042         .041
                                                                     --------      --------      --------     --------     --------

    Net investment income (loss) ................................       (.025)        (.016)         .021         .054         .035

    Unit value at beginning of year .............................       1.533         1.549         1.527        1.473        1.437
    Net realized and change in unrealized gains (losses) ........          --            --          .001           --         .001
                                                                     --------      --------      --------     --------     --------

    Unit value at end of year ...................................    $  1.508      $  1.533      $  1.549     $  1.527     $  1.473
                                                                     ========      ========      ========     ========     ========

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value .......................    $   (.03)     $   (.02)     $    .02     $    .05     $    .04
    Ratio of operating expenses to average net assets * .........        2.82%         2.82%         2.82%        2.82%        2.82%
    Ratio of net investment income (loss) to average net assets *       (1.67)%       (1.04)%        1.37%        3.61%        2.38%
    Number of units outstanding at end of year (thousands) ......      90,498        20,968        23,384       75,112      109,666

*     Annualized

                   THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003

                                                                                            PRINCIPAL               FAIR
                                                                                             AMOUNT                VALUE
                                                                                        ---------------       --------------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (100%)
  American General Financial Corp., 1.09% due January 9, 2004                           $     4,900,000       $    4,898,726
  Atomium Funding Corp., 1.12% due January 8, 2004..................................          6,310,000            6,308,649
  Beethoven Funding Corp., 1.16% due February 3, 2004...............................          6,838,000            6,830,845
  BMW United States Capital Corp., 0.96% due January 2, 2004........................          2,165,000            2,164,874
  Bryant Park Funding LLC, 1.13% due January 27, 2004...............................          6,890,000            6,884,469
  Canadian Imperial Bank of Commerce, 1.08% due February 12, 2004...................          6,890,000            6,890,000
  General Dynamics Corp., 1.08% due January 7, 2004.................................          6,780,000            6,778,630
  General Electric Capital Corp., 1.10% due March 10, 2004..........................          6,641,000            6,627,273
  Hannover Funding Co. LLC, 1.14% due January 21, 2004..............................          6,838,000            6,833,739
  ING US Funding LLC, 1.09% due January 15, 2004....................................          6,625,000            6,622,131
  Knight-Ridder Inc., 1.06% due January 22, 2004....................................          6,804,000            6,799,673
  Nationwide Building Society, 1.11% due February 26, 2004..........................          5,647,000            5,637,524
  Nordea North America Inc., 1.09% due January 14, 2004.............................          6,800,000            6,797,253
  Northern Rock PLC, 1.10% due February 11, 2004....................................          6,838,000            6,829,541
  Pfizer Inc., 1.06% due February 5, 2004...........................................          6,420,000            6,413,195
  Province of Quebec, 1.07% due January 23, 2004....................................          5,541,000            5,537,321
  Royal Bank Of Scotland PLC, 1.10% due January 20, 2004............................          6,838,000            6,834,048
  Shell Finance (UK) PLC, 1.08% due February 5, 2004................................          6,838,000            6,830,752
  Southern Co., 1.11% due January 13, 2004..........................................          6,795,000            6,792,445
  Swiss Reinsurance Co., 1.14% due February 5, 2004.................................          3,534,000            3,530,254
  Toronto Dominion Bank, 1.08% due February 19, 2004................................          6,890,000            6,889,979
  Wells Fargo Bank NA, 1.04% due January 15, 2004...................................          6,800,000            6,799,939
                                                                                                              --------------

TOTAL INVESTMENTS (100%)
  (COST $136,532,654)...............................................................                          $  136,531,260
                                                                                                              ==============

                        See Notes To Financial Statements

                          INDEPENDENT AUDITORS' REPORT

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Timed Short-Term Bond Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Timed Short-Term Bond Account for Variable Annuities, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Timed Short-Term Bond Account for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    /s/ KPMG LLP

Hartford, Connecticut
February 17, 2004

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS:
  Investment securities, at fair value (cost $54,345,853) .......    $66,376,398
  Receivables:
    Dividends ...................................................         40,987
    Investment securities sold ..................................        334,180
    Purchase payments and transfers from other funding options ..         72,815
  Other assets ..................................................             86
                                                                     -----------

      Total Assets ..............................................     66,824,466
                                                                     -----------


LIABILITIES:
  Cash overdraft ................................................          7,983
  Payables:
    Investment securities purchased .............................        186,662
    Contract surrenders and transfers to other funding options ..         10,452
    Investment management and advisory fees .....................          3,180
    Variation on futures margin .................................         19,200
    Asset allocation fees .......................................         11,356
    Insurance charges ...........................................         11,356
  Accrued liabilities ...........................................             86
                                                                     -----------

      Total Liabilities .........................................        250,275
                                                                     -----------

NET ASSETS:
  (Applicable to 12,821,973 units outstanding at $5.191 per unit)    $66,574,191
                                                                     ===========


                        See Notes to Financial Statements

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME:
  Dividends .......................................................    $    854,280
  Interest ........................................................          58,420
                                                                       ------------
    Total income ..................................................                     $    912,700

EXPENSES:
  Asset allocation fees ...........................................         957,810
  Investment management and advisory fees .........................         268,187
  Insurance charges ...............................................         957,810
                                                                       ------------

    Total expenses ................................................                        2,183,807
                                                                                        ------------

      Net investment income (loss) ................................                       (1,271,107)
                                                                                        ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS)
      ON INVESTMENT SECURITIES:
  Realized gain (loss) from investment security transactions:
    Proceeds from investment securities sold ......................      81,905,252
    Cost of investment securities sold ............................      76,965,039
                                                                       ------------

      Net realized gain (loss) ....................................                        4,940,213

Change in unrealized gain (loss) on investment securities:
  Unrealized gain (loss) at December 31, 2003 .....................      12,030,545
  Unrealized gain (loss) at December 31, 2002 .....................      (3,751,450)
                                                                       ------------

    Net change in unrealized gain (loss) for the year .............                       15,781,995
                                                                                        ------------

      Net realized gain (loss) and change in unrealized gain (loss)                       20,722,208
                                                                                        ------------

Net increase (decrease) in net assets resulting from operations ...                     $ 19,451,101
                                                                                        ============


                        See Notes to Financial Statements

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                  2003             2002
                                                                                  ----             ----
OPERATIONS:
  Net investment income (loss) ...........................................    $ (1,271,107)    $ (1,328,175)
  Net realized gain (loss) from investment security transactions .........       4,940,213       (3,705,040)
  Net change in unrealized gain (loss) on investment securities ..........      15,781,995       (4,713,606)
                                                                              ------------     ------------

    Net increase (decrease) in net assets resulting from operations ......      19,451,101       (9,746,821)
                                                                              ------------     ------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 3,076,181 and 2,764,072 units, respectively) ..........      13,257,433       11,930,326
  Participant transfers from other funding options
    (applicable to 889,581 and 1,442,524 units, respectively) ............       3,743,750        6,212,797
  Asset allocation transfers from other allocation options
    (applicable to 8,806,518 units) ......................................              --       36,024,701
  Administrative charges
    (applicable to 32,164 and 35,891 units, respectively) ................        (151,423)        (148,191)
  Contract surrenders
    (applicable to 1,939,710 and 1,982,565 units, respectively) ..........      (8,642,563)      (8,690,029)
  Participant transfers to other funding options
    (applicable to 950,983 and 1,314,532 units, respectively) ............      (3,933,115)      (5,590,837)
  Asset allocation transfers to other allocation options
    (applicable to 9,368,260 and 7,453,385 units, respectively) ..........     (41,037,626)     (35,619,998)
  Other payments to participants
    (applicable to 16,870 and 123,067 units, respectively) ...............         (72,135)        (576,007)
                                                                              ------------     ------------

    Net increase (decrease) in net assets resulting from unit transactions     (36,835,679)       3,542,762
                                                                              ------------     ------------

      Net increase (decrease) in net assets ..............................     (17,384,578)      (6,204,059)

NET ASSETS:
  Beginning of year ......................................................      83,958,769       90,162,828
                                                                              ------------     ------------

  End of year ............................................................    $ 66,574,191     $ 83,958,769
                                                                              ============     ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

      The Travelers Timed Aggressive Stock Account for Variable Annuities ("Account TAS") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

      The following is a summary of significant accounting policies consistently followed by Account TAS in the preparation of its financial statements.

      SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income utilizing the constant yield method.

      FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

      It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

      Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

      OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS in 2003.

      REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS in 2003.

      FEDERAL INCOME TAXES. The operations of Account TAS form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income and capital gains of Account TAS. Account TAS is not taxed as a "regulated investment company" under Subchapter M of the Code.

      OTHER. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.    INVESTMENTS

      The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $43,419,883 and $76,702,347, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $1,044,229 and $2,250,000, respectively, for the year ended December 31, 2003. Realized gains and losses from investment security transactions are reported on an identified cost basis.

      At December 31, 2003, Account TAS held 12 open S&P 400 MidCap Index futures contracts expiring in March, 2004. The underlying face value, or notional value, of these contracts at December 31, 2003 amounted to $3,456,300. In connection with these contracts, short-term investments with a par value of $400,000 had been pledged as margin deposits.

      Net realized gains (losses) resulting from futures contracts were $673,866 and ($548,256) for the years ended December 31, 2003 and 2002, respectively. These gains (losses) are included in the net realized gain
      (loss) from investment security transactions on both the Statement of Operations and the Statement of Changes in Net Assets. The cash settlement for December 31, 2003 is shown on the Statement of Assets and Liabilities as a payable for variation on futures margin.

3.    CONTRACT CHARGES

      Investment management and advisory fees are calculated daily at an annual rate of 0.35% of Account TAS's average net assets. These fees are paid to the Travelers Investment Management Company, an indirect wholly owned subsidiary of Citigroup Inc.

      An asset allocation fee equivalent, on an annual basis, to 1.25% of the average net assets of Account TAS is deducted for asset allocation services. The Company deducts the fee daily and, in turn, pays the fee to CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company which provides asset allocation services to participants in Account TAS.

      Insurance charges are paid for the mortality and expense risks assumed by The Company. Each business day, The Company deducts a mortality and expense risk charge which is reflected in the calculation of accumulation unit values. This charge equals, on an annual basis, 1.25%.

      For contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial years) is deducted from participant account balances and paid to The Company to cover administrative charges.

      No sales charge is deducted from participant purchase payments when they are received. However, The Company generally assesses a 5% contingent deferred sales charge if a participant's purchase payment is surrendered within five years of its payment date. Contract surrender payments are net of contingent deferred sales charges of $104,293 and $70,392 for the years ended December 31, 2003 and 2002, respectively.

4.    SUPPLEMENTARY INFORMATION
      (Selected data for a unit outstanding throughout each year.)

                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                   ---------------------------------------------------------------
                                                                     2003          2002          2001          2000          1999
                                                                     ----          ----          ----          ----          ----
SELECTED PER UNIT DATA:
    Total investment income (loss) .............................   $  .053       $  .050       $  .063       $  .084       $  .052
    Operating expenses .........................................      .126          .125          .134          .135          .110
                                                                   -------       -------       -------       -------       -------

    Net investment income (loss) ...............................     (.073)        (.075)        (.071)        (.051)        (.058)

    Unit value at beginning of year ............................     3.967         4.730         4.986         4.371         3.907
    Net realized and change in unrealized gains (losses) .......     1.297         (.688)        (.185)         .666          .522+
                                                                   -------       -------       -------       -------       -------

    Unit value at end of year ..................................   $ 5.191       $ 3.967       $ 4.730       $ 4.986       $ 4.371
                                                                   =======       =======       =======       =======       =======

SIGNIFICANT RATIOS AND ADDITIONAL DATA:
    Net increase (decrease) in unit value ......................   $  1.22       $  (.76)      $  (.26)      $   .61       $   .46
    Ratio of operating expenses to average net assets* .........      2.85%         2.85%         2.85%         2.85%         2.85%
    Ratio of net investment income (loss) to average net assets*     (1.65)%       (1.70)%       (1.53)%       (1.06)%       (1.49)%
    Number of units outstanding at end of year (thousands) .....    12,822        21,164        19,061        13,923        15,180
    Portfolio turnover rate ....................................        61%          116%           49%          106%           85%

*     Annualized

+     Includes a reimbursement of $56,058 from the investment advisor, TIMCO.

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2003


                                           NO. OF             FAIR
                                           SHARES            VALUE
                                         ----------      -------------
COMMON STOCK (93.0%)

AEROSPACE (0.6%)
  Precision Castparts Corp.                   9,293      $     421,995
                                                         -------------

AIRLINES (0.6%)
  Alaska Air Group Inc. (A)                   4,304            117,456
  JetBlue Airways Corp. (A)                  10,372            274,651
                                                         -------------
                                                               392,107
                                                         -------------
AUTOMOTIVE (1.2%)
  ArvinMeritor, Inc.                          2,870             69,224
  Bandag, Inc.                                5,441            224,169
  Borg Warner, Inc.                           1,589            135,176
  Gentex Corp.                                3,918            172,980
  Lear Corp. (A)                              3,663            224,652
                                                         -------------
                                                               826,201
                                                         -------------
BANKING (7.4%)
  Associated Banc-Corp.                       6,872            292,988
  Astoria Financial Corp.                     5,205            193,626
  Bank of Hawaii                              8,186            345,449
  Banknorth Group, Inc.                       6,359            206,858
  City National Corp.                         3,169            196,858
  Colonial BancGroup                         19,913            344,893
  Commerce Bancorp.                           8,403            442,670
  Compass Bancshares, Inc.                    5,770            227,655
  First American Corp.                        6,510            193,803
  First Tennessee National Corp.              4,082            180,016
  Hibernia Corp.                              6,552            154,037
  Independence Community Bank                 9,382            336,814
  Leucadia National Corp. (A)                 4,054            186,889
  M&T Bank                                    5,960            585,868
  National Commerce Financial Corp.           6,404            174,701
  Silicon Valley Bancshares (A)               3,866            139,833
  Sovereign BanCorp., Inc.                   20,016            475,380
  TCF Financial Corp.                         4,802            246,583
                                                         -------------
                                                             4,924,921
                                                         -------------
BEVERAGE (0.8%)
  Brown-Forman Corp.                            819             76,536
  Constellation Brands Inc. (A)               6,179            203,474
  PepsiAmericas Inc.                         15,031            257,331
                                                         -------------
                                                               537,341
                                                         -------------
BROKERAGE (0.8%)
  A.G. Edwards Inc.                           6,763            245,023
  Legg Mason, Inc.                            3,451            266,348
                                                         -------------
                                                               511,371
                                                         -------------
BUILDING MATERIALS (1.2%)
  D.R.Horton, Inc.                           11,497            497,360
  Martin Marietta Material, Inc.              3,428            161,013
  NVR Inc. (A)                                  376            175,216
                                                         -------------
                                                               833,589
                                                         -------------
CAPITAL GOODS (0.8%)
  Diebold, Inc.                               3,556            191,562
  SanDisk Corp. (A)                           5,758            352,274
                                                         -------------
                                                               543,836
                                                         -------------
CHEMICALS (2.6%)
  Airgas, Inc.                                7,584            162,904
  Albemarle Corp.                             3,355            100,549
  Cabot Corp.                                 1,395             44,417
  Cabot Microelectronics Corp. (A)            1,384             67,823
  Church & Dwight Inc.                        3,190            126,324
  Crompton Corp.                              9,700             69,549
  Cytec Industries Inc. (A)                   3,866            148,416
  FMC Corp. (A)                               3,640            124,233
  IMC Global                                  8,168             81,108
  Lubrizol Corp.                              3,209            104,357
  Lyondell Chemical                          10,041            170,195
  Mylan Laboratories, Inc.                   17,961            453,695
  Valspar Corp.                               1,442             71,264
                                                         -------------
                                                             1,724,834
                                                         -------------
CONGLOMERATES (0.3%)
  RPM International                           6,929            114,051
  SPX Corp. (A)                               1,281             75,336
                                                         -------------
                                                               189,387
                                                         -------------
CONSTRUCTION MACHINERY (0.4%)
  AGCO Corp. (A)                              8,779            176,809
  Granite Construction Co.                    2,674             62,812
                                                         -------------
                                                               239,621
                                                         -------------

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                           NO. OF             FAIR
                                           SHARES            VALUE
                                         ----------      -------------
CONSUMER (5.1%)
  Acxiom Corp. (A)                           16,284      $     302,312
  Banta Corp.                                 6,218            251,829
  Blyth Inc.                                  8,636            278,252
  Career Education Corp. (A)                  1,745             69,905
  CarMax Inc. (A)                             9,560            295,691
  Coach Inc. (A)                             14,099            532,237
  Columbia Sportswear Co (A)                  1,089             59,329
  Corrinthian Colleges Inc. (A)               1,947            108,185
  DeVry Inc. (A)                              5,615            141,105
  Dial Corp.                                  6,852            195,076
  HON Industries, Inc.                        8,561            370,862
  Mohawk Industries Inc. (A)                  6,944            489,830
  Sylvan Learning Systems Inc. (A)            6,449            185,538
  Viad Corp.                                  5,679            141,975
                                                         -------------
                                                             3,422,126
                                                         -------------
CONTAINERS (0.2%)
  Longview Fibre Co.                          9,453            116,745
                                                         -------------

ELECTRIC UTILITIES (4.0%)
  ALLETE Inc.                                 8,211            251,257
  Alliant Energy                              7,483            186,327
  Black Hills Corp.                           8,909            265,755
  Energy East                                11,329            253,770
  Great Plains Energy, Inc.                   3,746            119,198
  MDU Resources Group                        15,192            361,721
  OGE Energy                                  4,996            120,853
  Pepco Holdings                              3,100             60,574
  Puget Energy, Inc.                         12,462            296,222
  Quanta Services (A)                        14,394            105,076
  SCANA Corp.                                 5,108            174,949
  Wisconsin Energy Corp.                     13,174            440,670
                                                         -------------
                                                             2,636,372
                                                         -------------
ENERGY (0.7%)
  Helmerich & Payne Inc.                      3,279             91,582
  Patterson-UTI Energy, Inc. (A)              1,399             46,027
  Peabody Energy Corp.                        3,529            147,195
  Pioneer Natural Resources (A)               6,344            202,564
                                                         -------------
                                                               487,368
                                                         -------------
FINANCE (4.0%)
  Affiliated Managers Group (A)               1,959            136,327
  American Capital Strategies                 5,684            168,985
  American Financial Group                    3,587             94,912
  BISYS Group (A)                             4,039             60,100
  E*Trade Financial (A)                       7,876             99,631
  Fair Issac Corp.                            4,558            224,071
  GreenPoint Financial Co.                   15,383            543,328
  IndyMac Bancorp                             9,998            297,840
  New York Community Bancorp                 10,600            403,330
  StanCorp Financial Group                    5,786      $     363,824
  Webster Financial                           5,842            267,914
                                                         -------------
                                                             2,660,262
                                                         -------------
FOOD (3.4%)
  Bob Evans Farms, Inc.                       7,742            251,731
  Brinker International, Inc. (A)             7,314            242,532
  Cracker Barrel Old Country Store            7,243            277,081
  Dean Foods Co. (A)                          2,162             71,065
  Dreyers Grand Ice Cream Inc.                2,362            183,610
  Krispy Kreme Doughnuts (A)                  3,537            129,454
  Outback Steakhouse, Inc.                    6,886            304,430
  Ruby Tuesday, Inc.                         12,552            357,606
  Smithfield Foods, Inc. (A)                  6,931            143,472
  Smucker (J.M.)                              4,347            196,876
  Tyson Foods, Inc.                           7,369             97,566
                                                         -------------
                                                             2,255,423
                                                         -------------
GAMING (0.3%)
  Mandalay Resort Group                       4,394            196,500
                                                         -------------

HEALTHCARE (5.7%)
  Advance PCS (A)                             4,493            236,579
  Aetna Inc.                                  1,103             74,541
  Apogent Technologies (A)                    4,400            101,376
  Apria Healthcare Group  (A)                 9,199            261,896
  Beckman Coulter                             8,224            418,026
  Bio-Rad Labs (A)                              501             28,893
  Coventry Health Care Inc. (A)               3,036            195,792
  Edwards Lifesciences (A)                    6,628            199,370
  Health Network, Inc. (A)                    8,888            290,638
  Henry Schein, Inc. (A)                      1,376             93,080
  LifePoint Inc. (A)                         10,606            312,453
  PacifiCare Health Systems (A)               5,343            361,187
  Patterson Dental (A)                        4,199            269,030
  Renal Care Group (A)                        3,718            153,182
  Respironics, Inc. (A)                       2,984            134,519
  Sicor Inc. (A)                              4,826            130,592
  Triad Hospitals, Inc. (A)                   3,813            126,858
  Varian Medical Systems (A)                  4,429            306,044
  WebMD Corp. (A)                             7,995             71,675
                                                         -------------
                                                             3,765,731
                                                         -------------
HOME CONSTRUCTION (1.5%)
  Hovnanian Enterprises (A)                   1,938            168,722
  Lennar Corp. CL A                           4,784            459,264
  Lennar Corp. CL B                             573             52,372
  Pulte Homes                                 1,130            105,791
  Toll Brothers (A)                           5,168            205,480
                                                         -------------
                                                               991,629
                                                         -------------

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                           NO. OF             FAIR
                                           SHARES             VALUE
                                         ----------      -------------
INDEPENDENT ENERGY (2.1%)
  Devon Energy Corp.                          4,499      $     257,613
  EOG Resources                               3,889            179,555
  Forest Oil Corp. (A)                        6,731            192,305
  Noble Energy Inc.                           3,574            158,793
  Pogo Producing Co.                          3,917            189,191
  Westport Resources (A)                      3,905            116,603
  XTO Energy                                 10,921            309,064
                                                         -------------
                                                             1,403,124
                                                         -------------
INDUSTRIAL (3.0%)
  Arch Coal                                   3,243            101,084
  Ceridian Corp. (A)                         10,797            226,089
  Donaldson Co.                               1,300             76,908
  Flowserve Corp. (A)                         3,610             75,377
  FMC Technologies, Inc. (A)                  4,006             93,340
  Grant Prideco, Inc. (A)                     6,638             86,427
  Hillenbrand Industries Inc.                 3,456            214,479
  Jacobs Engineering Group, Inc. (A)          5,794            278,170
  Kennametal, Inc.                            2,000             79,500
  National Oilwell, Inc. (A)                  4,596            102,767
  Pentair, Inc.                               7,407            338,500
  Teleflex Inc.                               6,869            331,979
                                                         -------------
                                                             2,004,620
                                                         -------------
INSURANCE (5.4%)
  AmerUs Group                                6,212            217,234
  Brown and Brown Inc.                        4,371            142,538
  ChoicePoint Inc. (A)                        6,592            251,089
  Everest Reinsurance Group                   4,762            402,865
  Fidelity National Financial, Inc.          15,139            587,090
  Horace Mann Educators                       9,901            138,317
  MONY Group (A)                              7,230            226,227
  Old Republic International Corp.           13,839            350,957
  Oxford Health Plans, Inc. (A)               3,732            162,342
  PMI Group                                   4,713            175,465
  Radian Group Inc.                           4,883            238,046
  Reinsurance Group of America                2,263             87,465
  Unitrin Inc.                                6,777            280,636
  W.R. Berkley Corp.                          9,705            339,190
                                                         -------------
                                                             3,599,461
                                                         -------------
MEDIA NON-CABLE (1.7%)
  Belo (A.H.) Corp.                           9,038            256,137
  Dun & Bradstreet Corp. (A)                  7,925            401,877
  Harte-Hanks, Inc.                           8,345            181,504
  Washington Post Co.                           383            303,106
                                                         -------------
                                                             1,142,624
                                                         -------------
METALS (0.2%)
  Freeport-McMoRan Copper & Gold              3,084       $    129,929
                                                         -------------

NATURAL GAS DISTRIBUTORS (1.3%)
  AGL Resources, Inc.                        12,436            361,888
  Cross Timbers Royalty Trust                    80              2,282
  National Fuel Gas Co.                       6,959            170,078
  Questar Corp.                               8,567            301,130
                                                         -------------
                                                               835,378
                                                         -------------
OIL FIELD (1.9%)
  Cooper Cameron Corp. (A)                    2,918            135,979
  ENSCO International, Inc.                   9,602            260,886
  Pride International, Inc. (A)               1,900             35,416
  Smith International, Inc. (A)               6,273            260,455
  Tidewater, Inc.                             4,011            119,849
  Varco International, Inc. (A)               6,601            136,179
  Weatherford International, Inc. (A)         8,352            300,672
                                                         -------------
                                                             1,249,436
                                                         -------------
PAPER (1.0%)
  Bowater Inc.                                3,821            176,950
  Glatfelter Co.                              4,709             58,627
  Potlatch Corp.                              1,809             62,899
  Rayonier, Inc.                              2,503            103,900
  Reynolds & Reynolds Co.                     5,324            154,662
  Wausau-Mosinee Paper                        7,406            100,129
                                                         -------------
                                                               657,167
                                                         -------------
PHARMACEUTICALS (4.4%)
  Barr Laboratories, Inc. (A)                 4,976            382,903
  Charles River Labs, Inc. (A)                4,331            148,683
  Gilead Science, Inc. (A)                   14,838            862,755
  Millennium Pharmaceuticals (A)             25,261            471,370
  Omnicare, Inc.                              6,344            256,234
  Protein Design Laboratories, Inc. (A)       5,787            104,166
  Sepracor Inc. (A)                          10,317            246,937
  Valeant Pharmaceuticals                    16,009            402,626
  Vertex Pharmaceuticals (A)                  4,681             48,121
                                                         -------------
                                                             2,923,795
                                                         -------------
REAL ESTATE (1.2%)
  AMB Properties Corp.                        5,393            177,322
  Hospitality Properties Trust                1,409             58,163
  Liberty Property Trust                      5,750            223,675
  New Plan Excel Realty Trust                 7,805            192,549
  United Dominion Realty Trust                6,975            133,920
                                                         -------------
                                                               785,629
                                                         -------------

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                            NO. OF           FAIR
                                            SHARES           VALUE
                                          ----------     -------------
REFINING (0.8%)
  Murphy Oil Corp.                             5,686     $     371,353
  Valero Energy Corp.                          3,406           157,834
                                                         -------------
                                                               529,187
                                                         -------------
RETAILERS (4.6%)
  Abercrombie & Fitch Co. (A)                  4,873           120,412
  American Eagle Outfitters, Inc. (A)          6,058            99,381
  Barnes & Noble (A)                           4,039           132,681
  Callaway Golf Co.                           14,380           242,303
  CDW Corp.                                    4,262           246,194
  Clarie's Stores, Inc.                       20,266           381,811
  Dollar Tree Stores (A)                       5,353           160,617
  Michaels Stores, Inc.                        7,973           352,407
  Neiman-Marcus Group (A)                      4,976           267,062
  99 (Cents) Only Stores (A)                   8,560           233,089
  PETsMART Inc.                                5,654           134,424
  Ross Stores, Inc.                            6,940           183,563
  Williams Sonoma, Inc. (A)                   14,879           517,343
                                                         -------------
                                                             3,071,287
                                                         -------------
SERVICES (4.0%)
  Biogen Inc. (A)                                277            10,189
  Cadence Design Systems (A)                  12,067           216,965
  DENTSPLY International, Inc.                 5,048           227,589
  Education Management Co. (A)                10,758           335,488
  Energizer Holdings (A)                       1,677            62,988
  Extended Stay America, Inc.                  8,460           122,501
  First Health Group (A)                      10,290           200,604
  KLA-Tencor Corp. (A)                         2,071           121,537
  Lincare Holdings, Inc. (A)                   1,397            42,029
  Manpower, Inc.                               8,490           399,709
  Sensient Technologies Corp.                 13,503           266,954
  STERIS Corp. (A)                             8,821           199,355
  West Corp. (A)                               7,385           171,295
  Westwood One, Inc. (A)                       7,367           252,025
                                                         -------------
                                                             2,629,228
                                                         -------------
STATE AGENCY (0.6%)
  GTECH Holdings Corp.                         7,588           375,530
                                                         -------------

SUPERMARKETS (0.7%)
  Ruddick Corp.                               14,065           251,763
  Whole Foods Market Inc. (A)                  2,744           183,848
                                                         -------------
                                                               435,611
                                                         -------------
TECHNOLOGY (13.5%)
  Advent Software Inc. (A)                    10,308    $      180,132
  Affiliated Computer Services (A)             5,067           275,949
  Ametek, Inc.                                 4,773           230,345
  Amphenol Corp. (A)                             758            48,459
  Arrow Electronics Inc. (A)                   9,423           218,048
  Ascential Software (A)                      13,540           350,686
  Atmel Corp. (A)                             37,493           225,520
  Avnet Inc. (A)                               7,730           167,432
  Credence Systems Corp. (A)                   9,146           119,996
  Cree Inc. (A)                                4,755            84,187
  DST Systems (A)                              2,472           103,231
  Imation Corp.                                5,715           200,882
  Integrated Circuit System (A)                4,501           128,188
  Integrated Device Technology (A)            12,201           209,003
  International Rectifier Corp. (A)           11,658           576,022
  Internet Security Systems (A)                6,831           128,559
  JDS Uniphase Corp. (A)                      19,757            72,311
  Keane Inc. (A)                              10,514           153,925
  L-3 Communications Holdings Inc. (A)         7,731           397,064
  Lam Research (A)                            10,807           348,688
  Lattice Semiconductor (A)                   33,255           321,576
  Macromedia Inc. (A)                          3,541            63,083
  Macrovision Corp. (A)                       12,430           282,845
  McDATA Corporation (A)                       6,061            57,943
  Mentor Graphics Corp. (A)                   15,640           227,562
  Micrel Inc. (A)                              7,948           123,870
  Microchip Technology, Inc.                   9,309           310,269
  MPS Group Inc. (A)                          16,071           150,264
  National Instruments Corp.                   7,518           341,392
  NetScreen Technologies, Inc. (A)             7,740           191,604
  Newport Corp. (A)                            4,589            76,154
  Quantum Corp. (A)                           35,872           111,921
  RealNetworks Inc. (A)                       22,112           126,370
  RF Micro Devices (A)                        13,385           134,653
  Semtech Corp. (A)                            5,033           114,375
  Silicon Laboratories (A)                     3,911           169,014
  Storage Technology Corp. (A)                11,850           305,137
  Sybase, Inc. (A)                            14,039           288,923
  Symbol Technologies                          5,427            91,662
  Synopsys, Inc. (A)                          15,117           511,559
  Teradyne Inc. (A)                            4,404           112,082
  3Com Corp. (A)                              21,549           175,624
  TriQuint Semiconductor (A)                  13,316            94,011
  Vishay Intertechnology (A)                   4,771           109,256
  Zebra Technologies (A)                       4,248           281,791
                                                         -------------
                                                             8,991,567
                                                         -------------

                  THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS - CONTINUED
                                DECEMBER 31, 2003

                                            NO. OF            FAIR
                                            SHARES           VALUE
                                          ----------     -------------
TELECOMMUNICATIONS (1.2%)
  Adtran Inc.                                  4,324     $     134,239
  Advanced Fibre Communications (A)            7,771           156,547
  Cincinnati Bell, Inc. (A)                   19,278            97,354
  Harris Corp.                                 2,829           107,361
  Telephone & Data Systems, Inc.               4,349           272,030
                                                         -------------
                                                               767,531
                                                         -------------
TOBACCO (0.3%)
  Universal Corp.                              4,287           189,357
                                                         -------------

TRANSPORTATION  (2.8%)
  Brink's Co.                                 12,430           281,042
  C.H. Robinson Worldwide Inc.                 5,385           203,122
  CNF Inc.                                     8,092           274,319
  Expeditors International, Washington Inc.    4,332           163,121
  GATX Corp.                                  12,260           343,035
  J.B. Hunt Transportation (A)                12,368           333,998
  Overseas Shipholding Group                   7,666           261,027
                                                         -------------
                                                             1,859,664
                                                         -------------
UTILITIES (0.7%)
  Republic Services (A)                        2,651            67,945
  WGL Holdings                                 8,138           226,155
  Westar Energy, Inc.                          9,069           183,647
                                                         -------------
                                                               477,747
                                                         -------------

TOTAL COMMON STOCKS
  (COST $49,704,723)                                        61,735,231
                                                         -------------

                                          PRINCIPAL
                                            AMOUNT
                                         -----------
SHORT-TERM INVESTMENTS (7.0%)
COMMERCIAL PAPER (6.4%)
  General Electric Capital Corp.,
   1.09% due January 8, 2004             $ 1,990,000         1,989,540
  UBS Financial Inc.,
   0.95% due January 2, 2004               2,252,000         2,251,941
                                                         -------------
                                                             4,241,481
                                                         -------------
U.S. TREASURY (0.6%)
  United States of America Treasury,
   1.03% due February 5, 2004 (B)            400,000           399,686
                                                         -------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $4,641,130)                              4,641,167
                                                         -------------

                                           NOTIONAL           FAIR
                                            VALUE            VALUE
                                         -----------     -------------
FUTURES CONTRACTS (0.0%)
  S&P 400 Mid Cap Index,
  Exp. March, 2004 (C)                   $ 3,456,300                --
                                                         -------------

TOTAL INVESTMENTS (100%)
  (COST $54,345,853) (D)                                 $  66,376,398
                                                         =============


NOTES

(A)   Non-income Producing Security.

(B) Par value of $400,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Account TAS's practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Account TAS uses futures contracts as a substitute for holding individual securities.

(D) At December 31, 2003, net unrealized appreciation for all securities was $12,030,545. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $12,703,359 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $672,814.

                        See Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

The Board of Managers and the Owners of Variable Annuity Contracts of The Travelers Timed Aggressive Stock Account for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Timed Aggressive Stock Account for Variable Annuities, including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended. These financial statements and selected per unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and selected per unit data and ratios based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and selected per unit data and ratios. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per unit data and ratios referred to above present fairly, in all material respects, the financial position of The Travelers Timed Aggressive Stock Account for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the selected per unit data and ratios for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                    /s/ KPMG LLP

Hartford, Connecticut
February 17, 2004

                         BOARD OF MANAGERS AND OFFICERS

-------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS AND AGE   POSITION(S)      TERM OF       PRINCIPAL OCCUPATION DURING LAST      NUMBER OF        OTHER
                         HELD WITH     OFFICE# AND                FIVE YEARS                 PORTFOLIOS   DIRECTORSHIPS
                           FUND         LENGTH OF                                             IN FUND        HELD BY
                                       TIME SERVED                                            COMPLEX        DIRECTOR
                                                                                            OVERSEEN BY
                                                                                              DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
 *R. Jay Gerken        Manager        Since 2002     Managing Director (1989 to present)         11          Managing
  399 Park Avenue                                    of Citigroup Global Markets Inc.                      Director of
  New York, NY                                       ("CGM"); Chairman, President and CEO                      CGM
  Age 52                                             of Smith Barney Fund Management LLC;
                                                     Travelers Investment Adviser, Inc.
                                                     and CitiFund Management Inc.
                                                     Chairman, Chief Executive Officer
                                                     and President, Board of Managers
                                                     (2002-present), six Variable Annuity
                                                     Separate Accounts of The Travelers
                                                     Insurance Company+; Chairman, Board
                                                     of Trustees (2002-present), five
                                                     Mutual Funds sponsored by The
                                                     Travelers Insurance Company.++
-------------------------------------------------------------------------------------------------------------------------
Ernest J. Wright       Secretary to   Since 1994     Vice President and Secretary                11            N/A
One Cityplace          the Board                     (1996-present), Assistant Secretary
Hartford, CT                                         (1994-1996), Counsel (1987-present),
Age 63                                               The Travelers Insurance Company;
                                                     Secretary (1994-present), six
                                                     Variable Annuity Separate Accounts
                                                     of The Travelers Insurance Company+;
                                                     Secretary (1994-present), five
                                                     Mutual Funds sponsored by The
                                                     Travelers Insurance Company.++

-------------------------------------------------------------------------------------------------------------------------
Kathleen A. McGah        Assistant    Since 1995     Deputy General Counsel (1999 -              11            N/A
One Cityplace          Secretary to                  present); Assistant Secretary
Hartford, CT             The Board                   (1995-present), The Travelers
Age 53                                               Insurance Company; Assistant
                                                     Secretary (1995-present), six
                                                     Variable Annuity Separate Accounts
                                                     of The Travelers Insurance Company+;
                                                     Assistant Secretary, (1995-present),
                                                     five Mutual Funds sponsored by The
                                                     Travelers Insurance Company.++
-------------------------------------------------------------------------------------------------------------------------
David A. Golino        Principal      Since 1998     Vice President and Controller (1999         6             N/A
One Cityplace          Accounting                    - present); Second Vice President
Hartford, CT           Officer                       (1996-1999), The Travelers Insurance
Age 42                                               Company; Principal Accounting
                                                     Officer (1998-present), six Variable
                                                     Annuity Separate Accounts of The
                                                     Travelers Insurance Company.+
-------------------------------------------------------------------------------------------------------------------------
William D. Wilcox      Chief AML      Since 2002     Counsel and Chief AML Compliance            6             N/A
One Cityplace          Compliance                    Officer (1999 - present); The
Hartford, CT           Officer                       Travelers Insurance Company;
Age 39                                               Chief AML Compliance (2002 -
                                                     present), Six Variable Annuity
                                                     Separate Accounts of the
                                                     Travelers Insurance Company. +
-------------------------------------------------------------------------------------------------------------------------

                             INDEPENDENT MANAGERS**

-------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS AND AGE   POSITION(S)    TERM OF       PRINCIPAL OCCUPATION DURING LAST      NUMBER OF        OTHER
                         HELD WITH    OFFICE# AND                FIVE YEARS                 PORTFOLIOS   DIRECTORSHIPS
                            FUND       LENGTH OF                                             IN FUND        HELD BY
                                      TIME SERVED                                            COMPLEX        DIRECTOR
                                                                                           OVERSEEN BY
                                                                                             DIRECTOR
-------------------------------------------------------------------------------------------------------------------------
Robert E. McGill, III    Manager     Since 1974     Retired manufacturing executive.            11            None
295 Hancock Street                                  Director (1983-1995), Executive Vice
Williamstown, MA                                    President (1989-1994) and Senior
Age 72                                              Vice President, Finance and
                                                    Administration (1983-1989), The
                                                    Dexter Corporation (manufacturer of
                                                    specialty chemicals and materials);
                                                    Vice Chairman (1990-1992), Director
                                                    (1983-1995), Life Technologies, Inc.
                                                    (life science/biotechnology
                                                    products); Director, (1994-1999),
                                                    The Connecticut Surety Corporation
                                                    (insurance); Director (1995-2000),
                                                    Chemfab Corporation (specialty
                                                    materials manufacturer); Director
                                                    (1999-2001), Ravenwood Winery, Inc.;
                                                    Director (1999-2003), Lydall Inc.
                                                    (manufacturer of fiber materials);
                                                    Member, Board of Managers
                                                    (1974-present), six Variable Annuity
                                                    Separate Accounts of The Travelers
                                                    Insurance Company+; Trustee
                                                    (1990-present), five Mutual Funds
                                                    sponsored by The Travelers Insurance
                                                    Company.++
-------------------------------------------------------------------------------------------------------------------------
Lewis Mandell            Manager     Since 1990     Professor of Finance and Managerial         11       Director
160 Jacobs Halls                                    Economics, University at Buffalo                     (2000-present),
Buffalo, NY                                         since 1998.  Dean, School of                         Delaware
Age 60                                              Management (1998-2001), University                   North Corp.
                                                    at Buffalo; Dean, College of                         (hospitality
                                                    Business Administration                              business)
                                                    (1995-1998), Marquette University;
                                                    Professor of Finance (1980-1995) and
                                                    Associate Dean (1993-1995), School
                                                    of Business Administration, and
                                                    Director, Center for Research and
                                                    Development in Financial Services
                                                    (1980-1995), University of
                                                    Connecticut; Member, Board of
                                                    Managers (1990-present), six
                                                    Variable Annuity Separate Accounts
                                                    of The Travelers Insurance Company+;
                                                    Trustee (1990-present), five Mutual
                                                    Funds sponsored by The Travelers
                                                    Insurance Company.++
-------------------------------------------------------------------------------------------------------------------------
Frances M. Hawk,          Manager     Since 1991    Private Investor, (1997-present);           11            None
  CFA, CFP                                          Portfolio Manager (1992-1997), HLM
108 Oxford Hill Lane                                Management Company, Inc. (investment
Downingtown, PA                                     management); Assistant Treasurer,
Age 55                                              Pensions and Benefits.  Management
                                                    (1989-1992), United Technologies
                                                    Corporation (broad-based designer
                                                    and manufacturer of high technology
                                                    products); Member, Board of Managers
                                                    (1991-present), six Variable Annuity
                                                    Separate Accounts of The Travelers
                                                    Insurance Company+; Trustee
                                                    (1991-present), five Mutual Funds
                                                    sponsored by The Travelers Insurance
                                                    Company.++
-------------------------------------------------------------------------------------------------------------------------

+ The six Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. Gerken is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

** Mr. Knight Edwards is an Emeritus Manager. An Emeritus Manager is permitted to attend meetings, but has no voting power.

# Each Manager and officer serves until his or her respective successor has been duly elected and qualified.

      "The Statement of Additional Information for Universal Annuity" contains additional information about the Trustees and Officers, and is available without charge, upon request, by calling 1-800-842-9406.

                               INVESTMENT ADVISER

                   THE TRAVELERS INVESTMENT MANAGEMENT COMPANY
                              Stamford, Connecticut
   THE TRAVELERS TIMED GROWTH AND INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
       THE TRAVELERS TIMED AGGRESSIVE STOCK ACCOUNT FOR VARIABLE ANNUITIES

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

                                    CUSTODIAN

                               JPMORGAN CHASE BANK
                               New York, New York

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, or The Travelers Timed Aggressive Stock Account for Variable Annuities. It should not be used in connection with any offer except in conjunction with the Universal Annuity Prospectus which contains all pertinent information, including additional information on charges and expenses.

All figures represent past performance and the information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Principal value and investment returns will fluctuate and investors' units may be worth more or less than their original cost.

VG-182 (Annual) (12-03) Printed in U.S.A.

ITEM 2.     CODE OF ETHICS.
            The registrant has adopted a code of ethics that applies to the Registrant's prinicipal executive officer, principal financial officer, Principal accounting officer or controller. Please see exhibit (a)(1).

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.
            The Board of Managers of the registrant has determined that Robert
            F. McGill III of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of item 3 to Form N-CSR to qualify as an "Audit Committee financial expert," and has designated Mr. McGill as the Audit Committee's financial expert. Mr. McGill is an "independent" Director pursuant to paragraph (a)(2) of item 3 to Form N-CSR.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            (a) The aggregate fees billed by registrant's independent public accountants, KPMG LLP, for each of the last two fiscal years for professional services rendered in connection with the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $56,500 for the year ended December 31, 2002 and $59,500 for the year ended December 31, 2003.

            (b)   Not applicable.

            (c)   Not applicable.

            (d)   Not applicable.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures

                  The Audit Committee ("Committee") has adopted policies and procedures to, among other purposes, approve all audit and non-audit services provided to the Registrant and certain other persons by the Registrant's independent auditors.

                  The policies and procedures require the Committee to approve
                  (a) all audit and permissible non-audit services to be provided to the Registrant and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Registrant. In carrying out this responsibility, the Committee shall seek periodically from the Adviser and from the independent auditors a list of audit and permissible non-audit services that can be expected to be rendered to the Registrant, the Adviser or any Covered Service Providers by the Registrant's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee (the "Chairperson") and at least one other member of the Committee, as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next meeting after the sub-committee's meeting, its decision(s). From year to year, and at such other times as the Committee deems appropriate, the Committee shall report to the Board whether this system of approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's per-approval responsibilities to other persons (other than the Adviser or the Fund's officers).

                  Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided by (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

            (e)   (2) Not applicable.

            (g)   Not applicable.

            (h)   Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENTCOMPANIES.
            Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
            Not applicable.

 ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not applicable.

ITEM 10.    CONTROLS AND PROCEDURES.

            (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                  (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

            (b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11.               EXHIBITS.

            (a)(1) The code of ethics pursuant to item 2 is attached as
                   EX-99.CODE ETH

            (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley
                   Act of 2002 are attached hereto as Exhibit 99.CERT

            (b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 99.906CERT

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Timed Growth and Income Stock Account For Variable Annuities

Travelers Timed Short Term Bond Account For Variable Annuities

Travelers Timed Aggressive Stock Account for Variable Annuities

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Timed Growth and Income Stock Account For Variable Annuities Travelers Timed Short Term Bond Account For Variable Annuities Travelers Timed Aggressive Stock Account for Variable Annuities

Date   February 27, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Travelers Timed Growth and Income Stock Account For Variable Annuities Travelers Timed Short Term Bond Account For Variable Annuities Travelers Timed Aggressive Stock Account for Variable Annuities

Date   February 27, 2004

By:    /s/ David A. Golino
       David A. Golino

       Principal Accounting Officer
       Travelers Timed Growth and Income Stock Account For Variable Annuities Travelers Timed Short Term Bond Account For Variable Annuities Travelers Timed Aggressive Stock Account for Variable Annuities

Date   February 27, 2004